UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-790

Fidelity Trend Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Trend Fund

March 31, 2017

TRE-QTLY-0517
1.799849.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.7%
Automobiles - 2.0%
Tesla, Inc. (a)	113,900	$31,698
Hotels, Restaurants & Leisure - 2.7%
Chipotle Mexican Grill, Inc. (a)	18,900	8,420
Domino's Pizza, Inc.	23,100	4,257
Marriott International, Inc. Class A	56,900	5,359
Melco Crown Entertainment Ltd. sponsored ADR	531,300	9,850
Shake Shack, Inc. Class A (a)	43,000	1,436
Starbucks Corp.	117,470	6,859
U.S. Foods Holding Corp.	278,500	7,792
		43,973
Internet & Direct Marketing Retail - 6.6%
Amazon.com, Inc. (a)	67,283	59,649
Ctrip.com International Ltd. ADR (a)	37,700	1,853
Expedia, Inc.	35,000	4,416
JD.com, Inc. sponsored ADR (a)	498,100	15,496
Netflix, Inc. (a)	66,880	9,886
Priceline Group, Inc. (a)	8,890	15,824
Wayfair LLC Class A (a)(b)	14,200	575
		107,699
Media - 4.2%
Charter Communications, Inc. Class A (a)	135,524	44,360
Interpublic Group of Companies, Inc.	78,000	1,916
The Walt Disney Co.	164,600	18,664
Viacom, Inc. Class B (non-vtg.)	61,300	2,858
		67,798
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	130,400	10,231
Specialty Retail - 1.3%
Home Depot, Inc.	60,619	8,901
RH (a)	51,100	2,364
Signet Jewelers Ltd.	33,700	2,334
Tiffany & Co., Inc.	14,000	1,334
TJX Companies, Inc.	82,300	6,508
		21,441
Textiles, Apparel & Luxury Goods - 2.3%
adidas AG	93,209	17,729
Canada Goose Holdings, Inc. (a)	3,500	56
Coach, Inc.	193,000	7,977
Kate Spade & Co. (a)	258,300	6,000
NIKE, Inc. Class B	87,072	4,853
		36,615

TOTAL CONSUMER DISCRETIONARY		319,455

CONSUMER STAPLES - 5.4%
Beverages - 0.7%
Monster Beverage Corp. (a)	80,006	3,694
The Coca-Cola Co.	188,000	7,979
		11,673
Food & Staples Retailing - 1.2%
Performance Food Group Co. (a)	442,800	10,539
Sprouts Farmers Market LLC (a)	186,100	4,303
Sysco Corp.	100,600	5,223
		20,065
Food Products - 2.1%
Mead Johnson Nutrition Co. Class A	46,900	4,178
Mondelez International, Inc.	26,000	1,120
The Hershey Co.	142,500	15,568
The Kraft Heinz Co.	152,800	13,876
		34,742
Personal Products - 1.1%
Coty, Inc. Class A	415,000	7,524
elf Beauty, Inc. (b)	161,883	4,662
Estee Lauder Companies, Inc. Class A	17,100	1,450
Herbalife Ltd. (a)	69,500	4,041
		17,677
Tobacco - 0.3%
British American Tobacco PLC (United Kingdom)	67,500	4,478

TOTAL CONSUMER STAPLES		88,635

ENERGY - 2.2%
Energy Equipment & Services - 0.3%
Dril-Quip, Inc. (a)	28,398	1,549
National Oilwell Varco, Inc.	69,600	2,790
Oceaneering International, Inc.	39,600	1,072
		5,411
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp.	189,800	11,768
Apache Corp.	38,700	1,989
Cabot Oil & Gas Corp.	295,600	7,068
ConocoPhillips Co.	153,500	7,655
Pioneer Natural Resources Co.	8,500	1,583
Reliance Industries Ltd.	12,075	246
		30,309

TOTAL ENERGY		35,720

FINANCIALS - 9.4%
Banks - 4.1%
Bank of America Corp.	1,716,600	40,495
Citigroup, Inc.	210,300	12,580
Regions Financial Corp.	353,800	5,141
Wells Fargo & Co.	145,000	8,071
		66,287
Capital Markets - 5.3%
CBOE Holdings, Inc.	217,700	17,649
Charles Schwab Corp.	337,000	13,753
Goldman Sachs Group, Inc.	34,900	8,017
Morgan Stanley	309,600	13,263
MSCI, Inc.	69,300	6,735
Northern Trust Corp.	309,900	26,831
		86,248

TOTAL FINANCIALS		152,535

HEALTH CARE - 14.3%
Biotechnology - 7.8%
Advanced Accelerator Applications SA sponsored ADR (a)	56,000	2,232
Alexion Pharmaceuticals, Inc. (a)	192,700	23,363
Amgen, Inc.	353,356	57,975
Biogen, Inc. (a)	26,545	7,258
BioMarin Pharmaceutical, Inc. (a)	42,100	3,696
Intercept Pharmaceuticals, Inc. (a)	22,200	2,511
Regeneron Pharmaceuticals, Inc. (a)	25,300	9,804
TESARO, Inc. (a)	22,900	3,524
Vertex Pharmaceuticals, Inc. (a)	144,800	15,834
		126,197
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	410,000	10,197
Danaher Corp.	26,900	2,301
DexCom, Inc. (a)	24,000	2,034
Insulet Corp. (a)	59,200	2,551
Intuitive Surgical, Inc. (a)	12,250	9,389
Medtronic PLC	20,201	1,627
NxStage Medical, Inc. (a)	220,100	5,905
		34,004
Health Care Providers & Services - 1.5%
Anthem, Inc.	30,500	5,044
Cigna Corp.	57,900	8,482
Humana, Inc.	47,400	9,771
UnitedHealth Group, Inc.	7,800	1,279
		24,576
Health Care Technology - 0.5%
athenahealth, Inc. (a)	5,900	665
Cerner Corp. (a)	99,000	5,826
Evolent Health, Inc. (a)	101,100	2,255
		8,746
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	365,800	19,340
Pharmaceuticals - 1.2%
Allergan PLC	35,525	8,488
Bristol-Myers Squibb Co.	118,059	6,420
Jazz Pharmaceuticals PLC (a)	27,200	3,948
		18,856

TOTAL HEALTH CARE		231,719

INDUSTRIALS - 7.9%
Aerospace & Defense - 1.3%
General Dynamics Corp.	23,600	4,418
Northrop Grumman Corp.	4,700	1,118
Raytheon Co.	98,900	15,082
		20,618
Airlines - 0.2%
Southwest Airlines Co.	75,900	4,080
Construction & Engineering - 1.0%
Fluor Corp.	292,100	15,370
KBR, Inc.	60,000	902
		16,272
Electrical Equipment - 0.4%
Acuity Brands, Inc.	18,700	3,815
Eaton Corp. PLC	18,100	1,342
Fortive Corp.	19,750	1,189
		6,346
Machinery - 2.8%
Allison Transmission Holdings, Inc.	84,754	3,056
Caterpillar, Inc.	27,700	2,569
Deere & Co.	38,000	4,137
Flowserve Corp.	441,636	21,384
Nordson Corp.	5,000	614
SPX Flow, Inc. (a)	62,000	2,152
Xylem, Inc.	229,400	11,520
		45,432
Professional Services - 0.1%
Recruit Holdings Co. Ltd.	37,000	1,888
Road & Rail - 0.3%
J.B. Hunt Transport Services, Inc.	26,074	2,392
Norfolk Southern Corp.	18,500	2,071
		4,463
Trading Companies & Distributors - 1.8%
Bunzl PLC	54,000	1,570
MSC Industrial Direct Co., Inc. Class A	24,000	2,466
United Rentals, Inc. (a)	28,700	3,589
Univar, Inc. (a)	694,000	21,278
		28,903

TOTAL INDUSTRIALS		128,002

INFORMATION TECHNOLOGY - 30.8%
Internet Software & Services - 9.6%
2U, Inc. (a)	173,844	6,895
Alibaba Group Holding Ltd. sponsored ADR (a)	70,200	7,570
Alphabet, Inc. Class A (a)	101,385	85,954
Facebook, Inc. Class A (a)	372,365	52,894
Shopify, Inc. Class A (a)	10,200	695
Twilio, Inc. Class A	35,000	1,010
VeriSign, Inc. (a)(b)	13,500	1,176
		156,194
IT Services - 4.9%
Accenture PLC Class A	60,900	7,301
Cognizant Technology Solutions Corp. Class A (a)	59,200	3,524
FleetCor Technologies, Inc. (a)	63,500	9,616
Global Payments, Inc.	104,000	8,391
PayPal Holdings, Inc. (a)	281,000	12,089
Paysafe Group PLC (a)	608,118	3,563
Presidio, Inc. (a)	337,872	5,232
Visa, Inc. Class A	341,864	30,381
		80,097
Semiconductors & Semiconductor Equipment - 2.8%
ASML Holding NV	110,100	14,621
Broadcom Ltd.	34,500	7,554
Micron Technology, Inc. (a)	28,000	809
NVIDIA Corp.	104,200	11,351
NXP Semiconductors NV (a)	53,200	5,506
Qualcomm, Inc.	82,700	4,742
		44,583
Software - 5.0%
Adobe Systems, Inc. (a)	95,200	12,388
Electronic Arts, Inc. (a)	35,900	3,214
Micro Focus International PLC	75,465	2,154
Microsoft Corp.	507,400	33,417
Oracle Corp.	17,500	781
Salesforce.com, Inc. (a)	174,370	14,384
Snap, Inc. Class A (a)(b)	206,000	4,641
Workday, Inc. Class A (a)	114,916	9,570
		80,549
Technology Hardware, Storage & Peripherals - 8.5%
Apple, Inc.	925,875	133,010
Samsung Electronics Co. Ltd.	2,545	4,692
		137,702

TOTAL INFORMATION TECHNOLOGY		499,125

MATERIALS - 7.0%
Chemicals - 5.8%
Akzo Nobel NV sponsored ADR	28,000	772
Celanese Corp. Class A	8,000	719
CF Industries Holdings, Inc.	539,296	15,828
FMC Corp.	10,000	696
LyondellBasell Industries NV Class A	209,389	19,094
Monsanto Co.	42,700	4,834
PPG Industries, Inc.	45,400	4,771
The Chemours Co. LLC	237,900	9,159
The Dow Chemical Co.	234,200	14,881
W.R. Grace & Co.	262,340	18,288
Westlake Chemical Corp.	85,100	5,621
		94,663
Construction Materials - 0.3%
Eagle Materials, Inc.	6,800	661
Martin Marietta Materials, Inc.	18,700	4,081
		4,742
Containers & Packaging - 0.5%
Ball Corp.	104,400	7,753
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (a)	402,000	5,371
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	32,300	862

TOTAL MATERIALS		113,391

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	71,700	8,714
Equinix, Inc.	5,600	2,242
		10,956
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	127,800	8,255
TOTAL COMMON STOCKS
(Cost $1,192,032)		1,587,793

Convertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.2%
Internet & Direct Marketing Retail - 0.2%
The Honest Co., Inc. Series D (a)(c)	87,422	2,917
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.9%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	288,144	14,053
Software - 0.0%
Cloudflare, Inc. Series D 8.0% (a)(c)	56,846	307

TOTAL INFORMATION TECHNOLOGY		14,360

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $8,824)		17,277

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.84% (d)	35,374,101	35,381
Fidelity Securities Lending Cash Central Fund 0.84% (d)(e)	7,430,608	7,431
TOTAL MONEY MARKET FUNDS
(Cost $42,812)		42,812
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $1,243,668)		1,647,882
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(26,578)
NET ASSETS - 100%		$1,621,304

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,277,000 or 1.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$355
The Honest Co., Inc. Series D	8/3/15	$4,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$4,470

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$23
Fidelity Securities Lending Cash Central Fund	9
Total	$32

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$322,372	$319,455	$--	$2,917
Consumer Staples	88,635	84,157	4,478	--
Energy	35,720	35,720	--	--
Financials	152,535	152,535	--	--
Health Care	231,719	231,719	--	--
Industrials	128,002	128,002	--	--
Information Technology	513,485	499,125	--	14,360
Materials	113,391	113,391	--	--
Real Estate	10,956	10,956	--	--
Telecommunication Services	8,255	8,255	--	--
Money Market Funds	42,812	42,812	--	--
Total Investments in Securities:	$1,647,882	$1,626,127	$4,478	$17,277

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$17,502
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(225)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$17,277
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$(225)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$17,277	Market approach	Transaction price	$48.77	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	3.1 - 6.3 / 3.4	Increase
			Discount for lack of marketability (DLOM)	10.0% - 20.0% / 10.0%	Decrease
			Liquidity preference	$45.76	Increase
			Premium rate	26.8%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $1,248,388,000. Net unrealized appreciation aggregated $399,494,000, of which $421,596,000 related to appreciated investment securities and $22,102,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2017